Variable Interest Entities - Summary of Consolidated Financial Statements of VIEs (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and restricted cash	$ 115,174	$ 5,998	$ 2,446
Accounts receivable	20,007	17,146
Other receivables	1,237	113
Inventories, net	6,438	4,354
Prepaid expenses	11,200	2,109
Total current assets	154,056	29,720
Other assets	320	122
Intangible assets, net	18,245	19,516
Goodwill	26,626	14,227
Total assets	203,439	65,689
Current portion of long-term debt
Accounts payable	15,559	12,643
Income taxes payable	132	1,144
Accrued expenses and other current liabilities	13,924	9,452
Current portion of long-term debt	183	5,368
Total current liabilities	29,798	28,607
Other non-current liabilities	6,900	807
Deferred income taxes liability	371	1,613
Total liabilities	99,280	37,588
Variable interest entity
Current assets:
Cash and restricted cash	1,618	20
Accounts receivable	20,007	17,146
Other receivables	935	49
Inventories, net	6,438	4,354
Prepaid expenses	781	719
Total current assets	29,779	22,288
Other assets	276	201
Intangible assets, net	1,181	0
Goodwill	11,096	150
Total assets	42,332	22,639
Current portion of long-term debt
Accounts payable	14,204	11,953
Income taxes payable	132	0
Accrued expenses and other current liabilities	5,539	6,039
Current portion of long-term debt	183	2,000
Amounts due to affiliates	56,312	19,883
Total current liabilities	76,370	39,875
Other non-current liabilities	3,203	551
Deferred income taxes liability	6	0
Total liabilities	$ 79,579	$ 40,426